Share-based compensation - Summary of Activities in RSUs, RSAs and Other Contingently Issuable Shares Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
RSUs
Number of RSUs
Beginning balance (in shares) | shares	2,020,372	2,554,925	3,135,407
Granted (in shares) | shares	468,617	732,639	1,379,324
Forfeited (in shares) | shares	(168,862)	(135,153)	(657,607)
Released (in shares) | shares	(1,002,865)	(1,132,039)	(1,302,199)
Ending balance (in shares) | shares	1,317,262	2,020,372	2,554,925
Weighted average grant date fair value
Weighted average grant date fair value, Beginning balance (in dollars per share) | $ / shares	$ 168.81	$ 132.39	$ 142.23
Weighted average grant date fair value, Granted (in dollars per share) | $ / shares	607.07	273.40	121.77
Weighted average grant date fair value, Forfeited (in dollars per share) | $ / shares	213.20	153.67	134.72
Weighted average grant date fair value, Released (in dollars per share) | $ / shares	183.76	156.28	143.68
Weighted average grant date fair value, Ending balance in (in dollars per share) | $ / shares	$ 307.65	$ 168.81	$ 132.39
Other
Number of RSUs
Beginning balance (in shares) | shares	22,302	36,898	71,717
Granted (in shares) | shares	0	0	0
Forfeited (in shares) | shares	0	0	0
Released (in shares) | shares	(14,596)	(14,596)	(34,819)
Ending balance (in shares) | shares	7,706	22,302	36,898
Weighted average grant date fair value
Weighted average grant date fair value, Beginning balance (in dollars per share) | $ / shares	$ 156.93	$ 155.83	$ 152.50
Weighted average grant date fair value, Granted (in dollars per share) | $ / shares	0	0	0
Weighted average grant date fair value, Forfeited (in dollars per share) | $ / shares	0	0	0
Weighted average grant date fair value, Released (in dollars per share) | $ / shares	154.15	154.15	148.96
Weighted average grant date fair value, Ending balance in (in dollars per share) | $ / shares	$ 162.21	$ 156.93	$ 155.83